FINANCIAL INCOME (EXPENSES) (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INCOME (EXPENSES)
Interest income	R$ 312,978,000	R$ 177,236,000	R$ 272,158,000
Interest receivable (customers, taxes and other)	111,585,000	98,232,000	177,636,000
Gain on derivative transactions (Note 32)	149,089,000	181,162,000	315,351,000
Foreign exchange variations on loans and financing (Note 21)			5,140,000
Other income with foreign exchange and monetary variation (judicial deposits, taxes and others) (1)	734,336,000	780,663,000	209,447,000
Other financial income	2,545,000	114,237,000	153,138,000
Total	1,310,533,000	1,351,530,000	1,132,870,000
Loan, financing, debenture and leases charges (Note 21)	(924,215,000)	(648,816,000)	(830,686,000)
Foreign exchange variation on loans and financing (Note 21)			(4,036,000)
Loss on derivative transactions (Note 32)	(161,779,000)	(179,128,000)	(263,388,000)
Interest payable (financial institutions, provisions, trade accounts payable, taxes and other)	(194,223,000)	(129,030,000)	(144,779,000)
Expenses with monetary variations of provisions for contingencies (Note 20)	(887,446,000)	(555,542,000)	(483,773,000)
Other expenses with foreign exchange and monetary variation (suppliers, taxes and others)	(76,276,000)	(250,281,000)	(131,518,000)
IOF, Pis, Cofins and other financial expenses	(193,174,000)	(162,162,000)	(94,831,000)
Total	(2,437,113,000)	(1,924,959,000)	(1,953,011,000)
Financial income (expenses), net	(1,126,580,000)	(573,429,000)	(820,141,000)
Tax credits for PIS and COFINS	609,096,000	512,659,000
Leases charges	R$ 828,710,000	R$ 526,127,000	R$ 457,985,000